Segment Information and Major Customers (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Segment Reporting Information, Revenue For Reportable Segment [Abstract]
Schedule of Revenue from External Customers Attributed to Foreign Countries by Geographic Area [Table Text Block]
Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Three Months Ended June 30,
	2014		2013
	Sales	Percent	Sales	Percent
United States	$5,057	70%	$3,965	65%
Asia	328	4%	364	6%
Europe	1,513	21%	1,491	24%
Other International	342	5%	313	5%
Total Sales	$7,240	100%	$6,133	100%

	Six Months Ended June 30,
	2014		2013
	Sales	Percent	Sales	Percent
United States	$9,798	73%	$7,757	67%
Asia	517	4%	663	6%
Europe	2,587	19%	2,588	22%
Other International	492	4%	649	6%
Total Sales	$13,394	100%	$11,657	100%

Net sales per geographic region, based on the billing location of the end customer, are summarized below.

	Years Ended December 31,
	2013		2012
	Sales	Percent	Sales	Percent
United States	$16,338	68%	$14,419	70%
Asia	1,218	5%	960	5%
Europe	5,309	22%	4,319	21%
Other International	1,096	5%	813	4%
Total Sales	$23,961	100.0%	$20,511	100%